VEHICLE DEPRECIATION AND LEASE CHARGES, NET - DOLLAR THRIFTY (Tables) (Dollar Thrifty Automotive Group Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
Vehicle depreciation and lease charges, net
Schedule of vehicle depreciation and lease charges

Vehicle depreciation and lease charges include the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Depreciation of revenue-earning vehicles and other	$94,323	$80,667	$230,391	$247,112
Net gains from disposal of revenue-earning vehicles	(5,192)	(17,368)	(42,023)	(43,129)

	$89,131	$63,299	$188,368	$203,983

	Year Ended December 31,
	2011	2010	2009
	(In Thousands)
Depreciation of revenue-earning vehicles and other	$317,844	$362,284	$461,178
Net gains from disposal of revenue-earning vehicles	(46,887)	(63,084)	(35,086)

	$270,957	$299,200	$426,092

Schedule of average gain on Non-Program Vehicles

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Number of Non-Program Vehicles sold	15,463	15,441	48,530	30,787
Average gain on vehicles sold (per vehicle)	$336	$1,125	$866	$1,401

	Year Ended December 31,
	2011	2010	2009
Number of Non-Program Vehicles sold	39,398	57,100	50,099
Average gain on vehicles sold (per vehicle)	$1,190	$1,105	$700

Schedule of components of vehicle depreciation per vehicle per month

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Average depreciable fleet (units)	120,757	113,719	113,968	110,125
Average depreciation rate	$260	$236	$225	$249
Average gain on vehicles sold	(14)	(50)	(41)	(43)

Average vehicle depreciation and lease charges, net	$246	$186	$184	$206

	Year Ended December 31,
	2011	2010	2009
Average depreciable fleet (units)	108,127	103,207	105,301
Average depreciation rate	$245	$293	$365
Average gain on vehicles sold	(36)	(51)	(28)

Average vehicle depreciation and lease charges, net	$209	$242	$337